Discontinued Operations - Additional Information (Details) - Bio Ventus LLC - BMP Research And Development Programme $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group, including discontinued operation, consideration	$ 172
Disposal group discontinued operations payment of accrued liabilities	$ 400